Portfolio of investments—September 30, 2021 (unaudited)

	Shares	Value
Common stocks: 98.84%
Communication services: 4.68%
Interactive media & services: 4.01%
Bumble Incorporated Class A †	69,300	$ 3,463,614
IAC/InterActiveCorp	15,772	2,054,934
ZoomInfo Technologies Incorporated †	64,000	3,916,160
		9,434,708
Media: 0.67%
Magnite Incorporated †	56,500	1,582,000
Consumer discretionary: 12.37%
Diversified consumer services: 2.50%
Chegg Incorporated †	49,600	3,373,791
Mister Car Wash Incorporated †	138,030	2,519,048
		5,892,839
Hotels, restaurants & leisure: 3.46%
Chipotle Mexican Grill Incorporated †	2,700	4,907,304
Domino's Pizza Incorporated	6,794	3,240,466
		8,147,770
Internet & direct marketing retail: 4.96%
Etsy Incorporated †	17,811	3,703,976
Global-E Online Limited †«	17,600	1,263,680
MercadoLibre Incorporated †	4,003	6,722,638
		11,690,294
Leisure products: 1.45%
Callaway Golf Company †	123,210	3,404,292
Financials: 3.86%
Banks: 0.68%
Silvergate Capital Corporation Class A †	13,900	1,605,450
Capital markets: 1.41%
MarketAxess Holdings Incorporated	7,900	3,323,451
Insurance: 1.77%
Goosehead Insurance Incorporated Class A	27,346	4,164,522
Health care: 29.61%
Biotechnology: 6.00%
Ascendis Pharma AS ADR †	11,148	1,776,880
CRISPR Therapeutics AG †	8,627	965,620
Mirati Therapeutics Incorporated †	9,000	1,592,190
Natera Incorporated †	35,623	3,969,827
ORIC Pharmaceuticals Incorporated †	40,140	839,327
Turning Point Therapeutics Incorporated †	17,337	1,151,697
Twist Bioscience Corporation †	16,610	1,776,772
Zai Lab Limited ADR †	9,312	981,392
Zentalis Pharmaceuticals Incorporated †	16,200	1,079,568
		14,133,273
See accompanying notes to portfolio of investments

Wells Fargo VT Discovery Fund  |  1

Portfolio of investments—September 30, 2021 (unaudited)

	Shares	Value
Health care equipment & supplies: 11.83%
ABIOMED Incorporated †	5,600	$ 1,822,912
Align Technology Incorporated †	6,600	4,391,838
DexCom Incorporated †	8,500	4,648,310
Figs Incorporated Class A †«	45,642	1,695,144
Heska Corporation †	11,732	3,033,191
Inari Medical Incorporated †	46,100	3,738,710
Insulet Corporation †	11,699	3,325,207
Shockwave Medical Incorporated †	25,252	5,198,882
		27,854,194
Health care providers & services: 7.49%
Amedisys Incorporated †	12,054	1,797,251
Chemed Corporation	6,300	2,930,256
Guardant Health Incorporated †	28,500	3,562,785
HealthEquity Incorporated †	41,883	2,712,343
Oak Street Health Incorporated †«	53,824	2,289,135
Option Care Health Incorporated †	178,700	4,335,262
		17,627,032
Health care technology: 1.00%
Doximity Incorporated Class A †«	18,731	1,511,592
Schrodinger Incorporated †	15,500	847,540
		2,359,132
Life sciences tools & services: 3.29%
10x Genomics Incorporated Class A †	23,500	3,421,130
Bio-Rad Laboratories Incorporated Class A †	5,800	4,326,510
		7,747,640
Industrials: 12.51%
Aerospace & defense: 1.26%
Axon Enterprise Incorporated †	17,000	2,975,340
Building products: 1.81%
Trex Company Incorporated †	41,900	4,270,867
Commercial services & supplies: 2.36%
Casella Waste Systems Incorporated Class A †	73,119	5,552,657
Electrical equipment: 2.10%
Generac Holdings Incorporated †	12,100	4,944,907
Professional services: 1.33%
Clarivate plc †	143,011	3,131,941
Road & rail: 1.82%
Saia Incorporated †	18,000	4,284,540
Trading companies & distributors: 1.83%
SiteOne Landscape Supply Incorporated †	21,561	4,300,773
Information technology: 35.22%
Electronic equipment, instruments & components: 4.87%
Cognex Corporation	43,800	3,513,636
See accompanying notes to portfolio of investments

2  |  Wells Fargo VT Discovery Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Shares	Value
Electronic equipment, instruments & components (continued)
Novanta Incorporated †	21,400	$ 3,306,300
Teledyne Technologies Incorporated †	10,800	4,639,464
		11,459,400
IT services: 12.36%
EPAM Systems Incorporated †	6,519	3,718,959
Globant SA †	19,200	5,395,392
MongoDB Incorporated †	17,500	8,251,425
Shift4 Payments Incorporated Class A †	36,800	2,852,736
StoneCo Limited Class A †	53,819	1,868,596
Twilio Incorporated Class A †	11,698	3,732,247
WNS Holdings Limited ADR †	40,300	3,296,540
		29,115,895
Semiconductors & semiconductor equipment: 4.11%
Enphase Energy Incorporated †	23,300	3,494,301
MKS Instruments Incorporated	25,200	3,802,932
Universal Display Corporation	13,900	2,376,344
		9,673,577
Software: 13.88%
Avalara Incorporated †	33,700	5,889,749
Bill.com Holdings Incorporated †	25,166	6,718,064
Black Knight Incorporated †	64,500	4,644,000
Crowdstrike Holdings Incorporated Class A †	15,200	3,735,856
Elastic NV †	33,400	4,976,266
Lightspeed Commerce Incorporated †	51,600	4,975,788
Olo Incorporated Class A †	57,700	1,732,731
		32,672,454
Real estate: 0.59%
Equity REITs: 0.59%
Rexford Industrial Realty Incorporated	24,500	1,390,375
Total Common stocks (Cost $156,130,095)		232,739,323

		Yield
Short-term investments: 2.82%
Investment companies: 2.82%
Securities Lending Cash Investments LLC ♠∩∞		0.02%	3,486,000	3,486,000
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	3,159,732	3,159,732
Total Short-term investments (Cost $6,645,732)				6,645,732
Total investments in securities (Cost $162,775,827)	101.66%			239,385,055
Other assets and liabilities, net	(1.66)			(3,917,778)
Total net assets	100.00%			$235,467,277

†	Non-income earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments

Wells Fargo VT Discovery Fund  |  3

Portfolio of investments—September 30, 2021 (unaudited)

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Securities Lending Cash Investments LLC	$3,816,800	$59,415,652	$(59,746,452)	$0	$0	$3,486,000	3,486,000	$1,434#
Wells Fargo Government Money Market Fund Select Class	3,400,578	45,731,067	(45,971,913)	0	0	3,159,732	3,159,732	685
				$0	$0	$6,645,732		$2,119

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Wells Fargo VT Discovery Fund

Notes to portfolio of investments—September 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$11,016,708	$0	$0	$11,016,708
Consumer discretionary	29,135,195	0	0	29,135,195
Financials	9,093,423	0	0	9,093,423
Health care	69,721,271	0	0	69,721,271
Industrials	29,461,025	0	0	29,461,025
Information technology	82,921,326	0	0	82,921,326
Real estate	1,390,375	0	0	1,390,375
Short-term investments
Investment companies	6,645,732	0	0	6,645,732
Total assets	$239,385,055	$0	$0	$239,385,055
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.

Wells Fargo VT Discovery Fund  |  5

Notes to portfolio of investments—September 30, 2021 (unaudited)

For the nine months ended September 30, 2021, the Fund did not have any transfers into/out of Level 3.

6  |  Wells Fargo VT Discovery Fund